EQUITY ISSUANCES (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY OFFERINGS [Abstract]
Schedule of equity offerings
The following table summarizes the issuances of common and general partner units since the Partnership's IPO in April 2011:

Date	Number of Common Units Issued1	Offering Price	Gross Proceeds (in thousands of $)2	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering3	Use of Proceeds
July 2012	7,294,305	$30.95	230,366	221,746	57.5%	Acquisition of the NR Satu
November 2012	5,824,590	$30.50	181,275	180,105	54.1%	Acquisition of the Golar Grand

1 Includes common units issued by the Partnership to Golar in a private placement made concurrent to the public offering of 969,305 common units and 1,524,590 common units in July 2012 and November 2012, respectively.

2 Includes General Partner's 2% proportionate capital contribution.
3 Includes Golar's 2% general partner interest in the Partnership.

Movement in the number of common units, subordinated units and general partner units
The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2012 and 2011:

(in units)	Common Units	Subordinated Units	GP Units
April 2011 IPO	23,127,254	15,949,831	797,492
December 31, 2011	23,127,254	15,949,831	797,492
July 2012 offerings	7,294,305	—	148,864
November 2012 offerings	5,824,590	—	118,869
December 31, 2012	36,246,149	15,949,831	1,065,225